SEGMENT INFORMATION - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total assets	$ 99,280	$ 102,591
Total liabilities	56,706	64,342
Equity accounted investments	21,244	19,547	$ 19,435
Office
Disclosure of operating segments [line items]
Total assets	30,538	29,656
Total liabilities	15,454	14,954
Equity accounted investments	8,387	7,805
Retail
Disclosure of operating segments [line items]
Total assets	30,617	30,693
Total liabilities	10,972	12,266
Equity accounted investments	10,261	9,823
LP Investments
Disclosure of operating segments [line items]
Total assets	37,007	40,812
Total liabilities	25,099	30,183
Equity accounted investments	2,596	1,919
Corporate
Disclosure of operating segments [line items]
Total assets	1,118	1,430
Total liabilities	5,181	6,939
Equity accounted investments	$ 0	$ 0